Lease liability and Right-of-use assets (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,676	$ 1,677
Impact of business combinations		32
Additions to right-of-use assets	321	346
Depreciation charge	(318)	(330)
Lease contract terminations, right-of-use assets	(66)	(63)
Impact of divestments		(32)
Increase decrease through net exchange differences, right-of-use assets	(52)	46
Right-of-use assets at end of period	1,561	1,676
Impairment loss recognised in profit or loss, right of use assets	$ 0	$ 0